Share-based Awards - Narrative (Detail) - USD ($) $ / shares in Units, $ in Millions			3 Months Ended	6 Months Ended		12 Months Ended	66 Months Ended
	Feb. 14, 2017	May 11, 2015	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Jun. 30, 2018
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Limit of shares issued or to be issued pursuant to options granted			1,000,000
Non-cash stock compensation expense not yet recognized			$ 60.2	$ 60.2			$ 60.2
Unrecognized stock-based compensation expense, weighted average period (years)				2 years 6 months 6 days
Restricted Stock Units (RSUs)
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Fair value of stock units vested				$ 18.4		$ 16.6
Stock units granted				158,775
Performance Share Unit (PSUs)
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Fair value of stock units vested				$ 14.7		$ 15.0
Stock units granted				71,906
PSUs Based on Service and EPS Targets
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Stock units granted							147,630
PSUs Based on Service and EPS Targets | Minimum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Cumulative EPS vesting period				2015
PSUs Based on Service and EPS Targets | Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Stock units to be granted			103,423	103,423			103,423
Cumulative EPS vesting period				2021
Employee Stock Plan, 2008 Plan
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance			6,000,000	6,000,000			6,000,000
Employee Stock Plan, 2008 Plan | Minimum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Additional number of ordinary shares which have been reserved for issuance	400,000
Percentage of option price for fair value of ordinary share				100.00%
Employee Stock Plan, 2008 Plan | Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Additional number of ordinary shares which have been reserved for issuance	1,000,000
Employee Stock Plan, 2003 Plan
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance			6,000,000	6,000,000			6,000,000
Maximum number of award as percentage of shares outstanding				10.00%
Employee Stock Plan, 2003 Plan | Individual Employee
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance			400,000	400,000			400,000
Employee Stock Option
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Shares vesting period				5 years
Shares expiration period				8 years
Weighted average contractual term of options outstanding				5 years 29 days
Weighted average fair value per option				$ 13.2
Exercisable - number of shares			562,223	562,223			562,223
Exercisable - weighted average remaining contractual life				3 years 9 months 18 days
Exercisable - weighted average exercise price			$ 48.81	$ 48.81			$ 48.81
Fully vested total intrinsic value			$ 47.1	$ 47.1			$ 47.1
Intrinsic value of option exercised				$ 18.5	$ 14.0
Employee Stock Option | Minimum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Options outstanding fair value			$ 8.53	$ 8.53			$ 8.53
Employee Stock Option | Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Weighted average contractual term of options outstanding				8 years
Options outstanding fair value			$ 39.96	$ 39.96			$ 39.96
Restricted Stock Units 2008
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance			1,000,000	1,000,000			1,000,000
Restricted Stock Units 2013
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Additional number of ordinary shares which have been reserved for issuance		2,500,000
Ordinary shares which have been reserved for issuance		4,100,000